Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	No stock options were granted to or exercised by the Named Executive Officers in 2025, and no options are currently outstanding.